CONVERTIBLE NOTE - Segregation of interest expenses (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
CONVERTIBLE NOTE
Interest accrued	$ 30,921
Amortization of issuance cost and discounts	118,258
Total interest expense for the convertible note	$ 149,179
Effective interest rate	66.20%
Amortization period	10 months